Prepayment And Non-Current Deposits	12 Months Ended
Dec. 31, 2011
Prepayment And Non-Current Deposits [Text Block]

10. Prepayment and non-current deposits

Included in prepayment and non-current deposits as of December 31, 2010 and 2011 are prepayment for the acquisition of property, plant and equipment and other deposits of RMB1,555,000 and RMB16,801,000 (US$2,669,000), respectively, which are not expected to be utilized or recovered within one year.